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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 1999 Check here if Amendment [ ]; Amendment Number:__________________

                        This Amendment (Check only one.):
                               [ ] is a restatement.
                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Management Company (a)
Address:          888 Seventh Avenue
                  New York, NY 10106


Form 13F File Number:  28-7216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Vice President
Phone:            212-397-5553

Signature, Place, and Date of Signing:

/S/ PETER A. HURWITZ
______________________________________
[Signature]

New York, New York
______________________________________
[City, State]

November 15, 1999
______________________________________
[Date]

(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         17

Form 13F Information Table Value Total:

         $141,906     (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                            FORM 13F INFORMATION TABLE


                                                        Value                    Put/  Investment   Other           Voting
                                                                                                                    Authority
Name of Issuer                  Title of   CUSIP      (x$1000)   Shrs or  SH/PRN Call  Discretion  Managers   Sole   Shared     None
--------------                  --------   -----      --------   -------- ------ ----  ----------  --------   ----   ------     ----
                                 Class                            prn amt
                                 -----                            -------

Answerthink Consulting Group      COM     36916997         70       10,361   SH          SOLE                10,361
BMC Software Inc.                 COM     55921100      7,745      108,235   SH          SOLE               108,235
Calypte Biomedical Corp           COM    131722100         33       30,000   SH          SOLE                30,000
CCC Information Svcs Group Inc    COM    12487Q109        330       25,000   SH          SOLE                25,000
Cognizant Technology Solutions   CL A    192446102      1,581       50,000   SH          SOLE                50,000
Computer Assoc Intl Inc           COM    204912109     29,081      475,800   SH          SOLE               475,800
Exodus Communications Inc         COM    302088109      3,360       46,630   SH          SOLE                46,630
Global Telesystems Group          COM    37936U104      8,685      440,420   SH          SOLE               440,420
I-Stat Corp                       COM    450312103        541       50,000   SH          SOLE                50,000
MGC Communications Inc            COM    552763302      1,308       84,508   SH          SOLE                84,508
Omnipoint                         COM    68212D102     15,579      278,800   SH          SOLE               278,800
PE Celera Genamics Group          COM    69332S201     12,075      300,000   SH          SOLE               300,000
Primus Telecommunications Grp     COM    741929103      7,453      354,890   SH          SOLE               354,890
Sepracor Inc                      COM    817315104     18,604      246,411   SH          SOLE               246,411
Software Spectrum Inc             COM    833960107      2,582      166,560   SH          SOLE               166,560
Sybase Inc                        COM    871130100     31,104    2,633,737   SH          SOLE             2,633,737
Webstakes.com,Inc                 COM    94768K110      1,775      200,000   SH          SOLE               200,000
